INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($)	Sep. 30, 2033	Sep. 30, 2023	Jun. 30, 2023
Borrowings:
Secured notes		$ 76,911,874	$ 75,213,146
Secured Guaranteed Notes | At cost
Borrowings:
Borrowings	$ 25,900,000
Secured Guaranteed Notes | Fair value
Borrowings:
Borrowings	26,100,000
Secured Convertible Guaranteed Notes | At cost
Borrowings:
Borrowings	51,000,000.0
Secured Convertible Guaranteed Notes | Fair value
Borrowings:
Borrowings	$ 53,300,000